Amortization of Intangible Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Patents and Trademarks
Accumulated Amortization [Line Items]
Beginning Balance	$ 1,104	$ 736
Amortization expense	368	368
Ending Balance	1,472	1,104
Licensing Agreements
Accumulated Amortization [Line Items]
Beginning Balance	121,527	52,083
Amortization expense	69,445	69,444
Ending Balance	190,972	121,527
Accumulated Amortization
Accumulated Amortization [Line Items]
Beginning Balance	122,631	52,819
Amortization expense	69,813	69,812
Ending Balance	$ 192,444	$ 122,631